UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30,

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 94.3%
Education - 10.4%
	Oregon State Facilities Authority Revenue:
$500,000	Linfield College Project, 5.000% due 10/1/25	$379,435
510,000	Refunding, Willamette University Project, 5.000% due 10/1/16	564,590
1,210,000	Senior College in Student Housing Project A, XLCA, 5.250% due 7/1/25	965,834
3,545,000	University of Portland Projects, 5.000% due 4/1/32	2,990,917
3,700,000	Willamette University Project, 5.000% due 10/1/27	3,445,070
1,000,000	Rogue Community College District, Oregon, GO, Refunding, MBIA-School Board Guaranty, 5.000% due 6/15/25	1,010,250

	Total Education	9,356,096

Electric - 3.2%
3,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	2,872,020

Hospitals - 14.3%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
500,000	Gross-Willamette Falls Hospital Project, Radian, 5.500% due 4/1/22	489,430
	Legacy Health System:
500,000	5.750% due 5/1/16	518,650
1,000,000	5.250% due 5/1/21	1,000,500
1,000,000	Willamette Falls Hospital Project, 6.000% due 4/1/19	862,560
4,300,000	Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC, 5.375% due 1/1/35	3,936,865
1,000,000	Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project, Radian, 5.375% due 10/1/31	858,990
375,000	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	298,395
500,000	Multnomah County Hospital Facility Authority Revenue, Providence Health Systems, 5.250% due 10/1/24	493,140
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	836,400
	Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives:
535,000	5.750% due 12/1/20	548,583
215,000	5.500% due 3/1/22	216,802
1,000,000	5.000% due 5/1/22	980,950
2,000,000	Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives, 5.000% due 5/1/32	1,776,260

	Total Hospitals	12,817,525

Housing - 6.9%
260,000	MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments, 6.050% due 11/1/34 (a)	190,759
	Oregon State Housing & Community Services Department, Mortgage Revenue:
2,005,000	Single-Family Mortgage, 5.400% due 7/1/27 (a)	1,865,993
	Single-Family Mortgage Program:
3,000,000	5.050% due 7/1/26 (a)	2,548,680
200,000	5.550% due 7/1/30	198,972
500,000	Portland Housing Authority, Multi-Family Revenue, Cherry Blossom Apartments, GNMA-Collateralized, 6.100% due 12/20/26 (a)	492,480
105,000	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16 (a)	105,226
1,000,000	Washington County Housing Authority, Multi-Family Revenue, Affordable Housing Pool, 6.125% due 7/1/29	759,060

	Total Housing	6,161,170

See Notes to Schedule of Investments.

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
Industrial Development - 3.8%
$125,000	Oregon State Bond Bank Revenue, Economic & Community Development Department, MBIA, 5.500% due 1/1/26	$127,416
3,000,000	Portland, OR, Economic Development Revenue, Broadway Housing LLC Project, 6.500% due 4/1/35	3,091,440
500,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	230,190

	Total Industrial Development	3,449,046

Leasing - 1.1%
1,000,000	Oregon State, Department of Administrative Services, FSA, 5.000% due 5/1/30	1,000,980

Local General Obligation - 0.6%
500,000	Jefferson County GO, School District No. 509J, FGIC-School Board Guaranty, 5.250% due 6/15/16	539,550

Other Revenue - 3.2%
500,000	Oregon State Department of Administrative Services, Lottery Revenue, FSA, 5.000% due 4/1/19	539,745
475,000	Oregon State Facilities Authority Revenue, FGIC, 5.000% due 10/1/34	419,981
1,000,000	Portland, OR, Urban Renewal & Redevelopment, AMBAC, 5.000% due 6/15/18	1,114,090
500,000	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA, 6.250% due 12/1/29	365,680
500,000	Virgin Islands PFA Revenue, Senior Lien, ACA/CBI, 5.500% due 10/1/18	459,820

	Total Other Revenue	2,899,316

Pre-Refunded/Escrowed to Maturity - 27.7%
	Clackamas County GO:
500,000	Canby School District No. 86, School Board Guaranty, 5.250% due 6/15/20 (b)	529,975
500,000	Lake Oswego School District No. 7J, MBIA, 5.000% due 6/1/26 (b)	544,270
2,000,000	Clackamas County, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst Inc., Senior Living Facilities, 6.625% due 5/15/29 (b)	2,073,520
20,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (c)	20,279
300,000	Deschutes County GO, Administrative School District No. 1, FSA-School Board Guaranty, 5.500% due 6/15/18 (b)	330,861
500,000	Eugene Water Revenue, Utilities Systems, FSA, 5.875% due 8/1/30 (b)	537,785
850,000	Forest Grove, Campus Improvement & Refunding Revenue, Pacific University, Radian, 6.300% due 5/1/25 (b)	910,163
500,000	Jackson County GO, Central Point School District No. 6, FGIC-School Board Guaranty, 5.250% due 6/15/20 (b)	529,975
	Klamath Falls, OR:
625,000	Inter Community Hospital Authority Revenue, Merle West Medical Center, 6.250% due 9/1/31 (b)	736,275
1,000,000	Wastewater Revenue, AMBAC, 5.500% due 6/1/25 (b)	1,062,220
2,000,000	Lane County GO, Eugene School District No. 4J, FSA, 5.000% due 7/1/17 (b)	2,249,480
300,000	Lebanon Urban Renewal Agency, 5.500% due 6/1/14 (b)	304,842
	Multnomah County:
600,000	Educational Facilities Revenue, University of Portland Project, 6.000% due 4/1/25 (b)	637,554
500,000	GO, Reynolds School District No. 7, School Board Guaranty, 5.125% due 6/15/20 (b)	546,455
500,000	Multnomah-Clackamas County GO, Centennial School District No. 28-302, FGIC-School Board Guaranty, 5.000% due 6/15/21 (b)	545,620
500,000	Northern Mariana Islands Commonwealth GO, 7.375% due 6/1/30 (b)	542,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 27.7% (continued)
$500,000	Oregon State Department of Administrative Services, COP, AMBAC, 6.250% due 5/1/17 (b)(d)	$539,065
	Oregon State Department of Transportation Highway User Tax Revenue:
500,000	5.375% due 11/15/20 (b)	540,170
1,000,000	5.500% due 11/15/20 (b)	1,154,430
1,000,000	FGIC-School Board Guaranty, 5.500% due 11/15/18 (b)	1,154,430
765,000	Oregon State Facilities Authority Revenue, FGIC, 5.000% due 10/1/34 (b)	876,598
	Oregon State Health, Housing, Educational & Cultural Facilities Authority:
1,000,000	Linfield College Project, 6.625% due 10/1/20 (b)	1,104,390
	Western St. Chiropractic, ACA:
785,000	6.350% due 12/1/20 (b)	837,571
545,000	6.350% due 12/1/25 (b)	581,499
500,000	Tillamook County GO, School District No. 9, FSA-School Board Guaranty, 5.250% due 6/15/22 (b)	565,675
500,000	Tri-County Metropolitan Transportation District Revenue, 5.375% due 8/1/20 (b)	534,085
	Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives:
465,000	5.750% due 12/1/20 (c)	493,281
285,000	5.500% due 3/1/22 (c)	315,410
1,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (b)	1,103,220
500,000	Washington County GO, Forest Grove School District No. 15, FSA-School Board Guaranty, 5.000% due 6/15/21 (b)	545,620
1,135,000	Washington, Multnomah & Yamill County GO, School District No. 1J, MBIA, 5.125% due 6/1/17 (b)	1,238,739
1,000,000	Yamhill County Hospital Authority, Friendsview Retirement Community, 7.000% due 12/1/34 (b)	1,238,980

	Total Pre-Refunded/Escrowed to Maturity	24,924,837

Resource Recovery - 2.0%
1,975,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,792,036

Special Tax - 3.9%
2,000,000	Keizer, OR, 5.200% due 6/1/31	1,831,940
2,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57	1,649,280

	Total Special Tax	3,481,220

State General Obligation - 3.9%
	Oregon State GO:
1,250,000	4.700% due 12/1/41 (a)	930,100
2,380,000	State Board of Higher Education, 5.000% due 8/1/31	2,379,976
170,000	Veterans Welfare, 5.700% due 10/1/32	167,755

	Total State General Obligation	3,477,831

Transportation - 2.9%
1,400,000	Oregon State Department of Transportation, Highway User Tax Revenue, Refunding Senior Lien, 5.000% due 11/15/19	1,581,216
1,000,000	Port of Portland Airport Revenue, Portland International Airport, AMBAC, 5.500% due 7/1/18 (a)	1,001,950

	Total Transportation	2,583,166

Water & Sewer - 10.4%
4,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	3,614,280

See Notes to Schedule of Investments.

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 10.4% (continued)
	Lane County, OR, Metropolitan Wastewater Management Commission Revenue, FGIC:
$275,000	5.000% due 11/1/24	$278,325
1,940,000	5.000% due 11/1/25	1,946,033
135,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	135,963
3,500,000	Portland, OR, Sewer Systems Revenue, 5.000% due 6/15/33	3,357,060

	Total Water & Sewer	9,331,661

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $87,247,429)	84,686,454

SHORT-TERM INVESTMENTS - 4.9%
General Obligation - 3.6%
500,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.670%, 2/2/09 (e)	500,000
200,000	Oregon State, Veterans Welfare, SPA-Dexia Credit Local, 0.650%, 2/2/09 (a)(e)	200,000
2,300,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.650%, 2/2/09 (e)	2,300,000
200,000	Puerto Rico Commonwealth, GO, Public Improvement, FSA, SPA-Dexia Credit Local, 2.050%, 2/5/09 (e)	200,000

	Total General Obligation	3,200,000

Hospitals - 1.0%
	Medford, OR, Hospital Facilities Authority Revenue:
700,000	Cascade Manor Project, LOC-KBC Bank N.V., 0.650%, 2/2/09 (e)	700,000
200,000	Rogue Valley Manor Project, LOC-Bank of America N.A., 0.650%, 2/2/09 (e)	200,000

	Total Hospitals	900,000

Housing: Multi-Family - 0.3%
300,000	Oregon State Housing & Community Services, Revenue, Redwood Park Apartments, FNMA-Collateralized, LIQ-FNMA, 0.700%, 2/5/09 (a)(e)	300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,400,000)	4,400,000

	TOTAL INVESTMENTS - 99.2% (Cost - $91,647,429#)	89,086,454
	Other Assets in Excess of Liabilities - 0.8%	756,391

	TOTAL NET ASSETS - 100.0%	$89,842,845

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FNMA	— Federal National Mortgage Association

See Notes to Schedule of Investments.

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FSA — Financial Security Assurance - Insured Bonds

GNMA — Government National Mortgage Association

GO — General Obligation

HFA — Housing Finance Authority

LIQ — Liquidity Facility

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation - Insured Bonds

MFH — Multi-Family Housing

PFA — Public Facilities Authority

Radian — Radian Asset Assurance

SPA — Standby Bond Purchase Agreement - Insured Bonds

XLCA — XL Capital Assurance Inc. - Insured Bonds

Ratings Table* (unaudited)

S&P/Moody’s/Fitch**
AAA/Aaa	16.1%
AA/ Aa	33.1
A	20.9
BBB/Baa	16.5
BB/Ba	0.9
CCC/Caa	0.3
A-1/VMIG1	4.9
NR	7.3

100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$89,086,454	—	$89,086,454	—
Other Financial Instruments*	(5,599)	$(5,599)	—	—

Total	$89,080,855	$(5,599)	$89,086,454	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts

Notes to Schedule of Investments (unaudited) (continued)

involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,844,740
Gross unrealized depreciation	(5,405,715)

Net unrealized depreciation	$(2,560,975)

At January 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	7	3/09	$881,323	$886,922	$(5,599)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 26, 2009